Related Party Transactions - Narrative (Details) € in Millions, shares in Millions, $ in Millions	Dec. 31, 2018 USD ($)	May 22, 2018 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2013 EUR (€)
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest held by related party investee (as a percent)	33.00%
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Telling | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	49.00%
Yeonama Holdings Co. Limited
Related Party Transaction [Line Items]
Investment, accounted for at cost	$ 22.0		$ 23.1	€ 19.8
Yeonama Holdings Co. Limited | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	30.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 4.3		4.7
Connect Ventures One LP | Son of director
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	10.00%
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 5.3		$ 3.8
Credit Suisse | Variable Forward Transaction
Related Party Transaction [Line Items]
Due from parent	$ 1.9
Parent Company [Member] | International Game Technology [Member] | Variable Forward Transaction
Related Party Transaction [Line Items]
Number of ordinary shares (in shares) | shares		18.0
Credit Suisse | International Game Technology [Member] | Variable Forward Transaction
Related Party Transaction [Line Items]
Number of ordinary shares borrowed (in shares) | shares		13.2